RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

30.	RELATED PARTY TRANSACTIONS

We transact business with the following related parties, being companies in which Hemen and companies associated with Hemen have a significant interest: Ship Finance, Seadrill Limited, Seatankers Management Norge AS, Golden Ocean Group Limited, Arcadia Petroleum Limited, Deep Sea Supply Plc, Seatankers Management Co. Ltd, Archer Limited and North Atlantic Drilling Ltd. In November 2014, Highlander Tankers AS, or Highlander Tankers, post fixture managers for the Company became a related party as Robert Hvide Macleod the owner and director of Highlander Tankers was appointed the Chief Executive Officer of Frontline Management AS. Frontline 2012 and the Company (and its subsidiaries) were related parties prior to the Merger. In October 2014, VLCC Chartering Ltd, or VLCC Chartering, was set up as a joint venture between the Company and Tankers International LLC, or TI. VLCC Chartering provides chartering services to the combined fleets of the Company and TI.

Transactions with the Company
Frontline Management (Bermuda) Limited, a wholly owned subsidiary of the Company, was providing all management services to Frontline 2012 up to the date of the merger and management fees of $3.6 million, $3.2 million and $2.5 million were incurred in the eleven months ended November 30, 2015 and the years ended December 31, 2014 and 2013, respectively. These costs are recorded in administrative expenses in the statement of operations.

Newbuilding supervision fees of $4.1 million, $5.4 million and $4.1 million were charged to Frontline 2012 by the Company in the eleven months ended November 30, 2015 and the years ended December 31, 2014 and 2013, respectively.

Technical management fees of $1.8 million, $1.5 million and $0.7 million were charged to Frontline 2012 by SeaTeam Management Pte. Ltd, a majority owned subsidiary of the Company, in the eleven months ended November 30, 2015 and the years ended December 31, 2014 and 2013, respectively.

Highlander Tankers Transactions
Highlander Tankers was the post fixture manager for six of Frontline 2012's MR tankers during 2014. Highlander Tankers ceased to act as post fixture manager for three vessels in December 2014 and the remaining three vessels in January and February 2015. Post fixture fees of nil and $0.3 million were charged to Frontline 2012 by Highlander Tankers in the years ended December 31, 2015 and 2014, respectively.

In January 2015, Frontline 2012 assumed three charter-out contracts and the commercial management of four vessels from Highlander Tankers for a consideration of $1.8 million being the estimated value of the charter-out contracts and commercial management agreements.

Avance Gas Transactions
In January 2014, Frontline 2012 received $139.2 million from Avance Gas, an equity investee, in connection with the agreed sale of eight VLGC newbuildings to Avance Gas immediately following their delivery to Frontline 2012 from the yard. This receipt was placed in a restricted account to be used for installments to be paid by Frontline 2012, past and future construction supervision costs and it also included a profit element to be transferred to cash and cash equivalents on delivery of each newbuilding. All vessels were delivered in 2015 and Frontline 2012 recognized a gain on sale of $78.2 million in aggregate.

Ship Finance Transactions
As of December 31, 2015, the Company held 14 vessels under capital leases, all of which are leased from Ship Finance and were acquired upon the Merger. The remaining periods on these leases at December 31, 2015 range from 4 to 11 years.

In May 2015, the Company and Ship Finance agreed to amendments to the leases on 12 VLCCs and five Suezmaxes, the related management agreements and further amendments to the charter ancillary agreements for the remainder of the charter periods. As a result of the amendments to the charter ancillary agreements, which took effect on July 1, 2015, the daily hire payable to Ship Finance was reduced to $20,000 per day and $15,000 per day for VLCCs and Suezmaxes, respectively. Management fees due by Ship Finance were increased from $6,500 per day per vessel to $9,000 per day per vessel. In return, the Company issued 55.0 million new shares to Ship Finance and the profit share above the new daily hire rates was increased from 25% to 50%. The Company was released from its guarantee obligation in exchange for agreeing to maintain a cash buffer of $2.0 million per vessel in its chartering counterparty. At December 31, 2015, the contingent rental expense due to Ship Finance is $20.6 million (2014: nil).

As the Merger has been accounted for as a reverse business acquisition in which Frontline 2012 is treated as the accounting acquirer, all of the Company's assets and liabilities were recorded at fair value on November 30, 2015 such that estimated profit share over the remaining terms of the leases has been recorded in the balance sheet obligations. Consequently, the Company will only record profit share expense following the Merger when the actual expense is different to that estimated at the date of the Merger. No contingent rental expense was recorded in the month of December 2015.

In December 2015, the Company paid the remaining outstanding balance on the loan notes due to Ship Finance, which were issued on the early termination of the leases for the VLCCs Front Champion, Golden Victory, Front Comanche, Front Commerce and Front Opalia. $113.2 million was paid comprising principal of $112.7 million and accrued interest of $0.5 million.

In November 2015, the Company agreed with Ship Finance to terminate the long term charter for the 1998-built Suezmax tanker Mindanao. The charter with Ship Finance was terminated during the fourth quarter of 2015. The Company received a compensation payment of $3.3 million from Ship Finance for the termination of the charter. No gain or loss was recorded in the statement of operations in respect of this transaction as the gain was taken into account in the purchase price allocation on November 30, 2015.

A summary of leasing transactions with Ship Finance in the years ended December 31, 2015 (all of which were in the period subsequent to the Merger), 2014 and 2013 are as follows;

(in thousands of $)	2015	2014	2013
Charter hire paid (principal and interest)	8,355	—	—
Lease termination receipt	3,266	—	—
Lease interest expense	3,357	—	—
Remaining lease obligation	533,251	—	—

In January 2014, Frontline 2012 commenced a pooling arrangement with Ship Finance, between two of its Suezmax tankers Front Odin and Front Njord and two Ship Finance vessels Glorycrown and Everbright. Frontline 2012 recognized an expense of $1.4 million in relation to the pooling arrangement which is payable to Ship Finance (2014: income of $0.3 million)

In 2013, Frontline 2012 and Ship Finance entered into a joint project between four of Frontline 2012's vessels Front Odin, Front Njord, Front Thor, Front Loki and the two Ship Finance vessels Glorycrown and Everbright. All costs in relation to the conversion to be shared on a pro-rata basis. At December 31, 2015, the Company is owed $1.7 million by Ship Finance in respect of this project (2014: $0.7 million).

Golden Ocean Transactions
In November 2015, the Company entered into an agreement to purchase two Suezmax tanker newbuilding contracts from Golden Ocean at a purchase price of $55.7 million per vessel. The transaction was completed in December 2015. $1.9 million is payable to Golden Ocean with the balance payable to the yard as newbuilding commitments assumed from Golden Ocean. The vessels have delivery dates in the first half of 2017.

A summary of net amounts earned (incurred) from related parties for the years ended December 31, 2015, 2014 and 2013 are as follows:

(in thousands of $)	2015	2014	2013
Seatankers Management Co. Ltd	460	—	—
Ship Finance International Limited	(1,226)	—	—
Golden Ocean Group Limited	1,246	—	—
Seatankers Management Norge AS	(89)	—	—
Arcadia Petroleum Limited	31	—	—
Seadrill Limited	84	—	—
Archer Limited	40	—	—
Deep Sea Supply Plc	32	—	—
North Atlantic Drilling Ltd	16	—	—
Frontline companies (prior to merger with Frontline 2012)	(9,562)	(10,102)	(7,410)

Net amounts earned from other related parties comprise office rental income, technical and commercial management fees, newbuilding supervision fees, freights, corporate and administrative services income and interest income. Amounts paid to related parties comprise primarily rental for office space.

Related party balances
A summary of balances due from related parties as at December 31, 2015 and 2014 is as follows:

(in thousands of $)	2015	2014
Ship Finance International Limited	3,356	691
Seatankers Management Co. Ltd	1,165	—
Archer Ltd	148	—
VLCC Chartering	102	—
Golden Ocean Group Limited	4,099	—
Seadrill Limited	859	—
Deep Sea Supply Plc	176	—
Arcadia Petroleum Limited	201	—
North Atlantic Drilling Ltd	128	—
Frontline companies	—	2,766
	10,234	3,457

A summary of balances due to related parties as at December 31, 2015 and 2014 is as follows:

(in thousands of $)	2015	2014
Ship Finance International Limited	(23,688)	—
Seatankers Management Co. Ltd	(569)	—
Seadrill Limited	(5)	—
Golden Ocean Group Limited	(4,455)	—
Arcadia Petroleum Limited	(3)	—
Frontline companies	—	(3,422)
	(28,720)	(3,422)